Schedule of Investments (unaudited) December 31, 2020	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.5%
Klabin SA	2,145,279	$10,932,489
Suzano SA(a)	1,034,728	11,661,657

		22,594,146

Canada — 12.0%
Canfor Corp.(a)	398,510	7,188,194
Interfor Corp.(a)	445,468	8,311,440
West Fraser Timber Co. Ltd.	324,723	20,844,464

		36,344,098

Finland — 9.9%
Metsa Board OYJ	583,732	6,156,622
Stora Enso OYJ, Class R	615,876	11,789,368
UPM-Kymmene OYJ	316,613	11,803,828

		29,749,818

Ireland — 4.0%
Smurfit Kappa Group PLC	259,503	12,078,266

Japan — 11.5%
Daio Paper Corp.	389,600	7,562,191
Nippon Paper Industries Co. Ltd.	339,900	3,930,850
Oji Holdings Corp.	2,024,000	11,507,463
Sumitomo Forestry Co. Ltd.	566,500	11,818,887

		34,819,391

South Africa — 1.4%
Sappi Ltd.(a)(b)	1,831,191	4,091,546

Sweden — 16.0%
BillerudKorsnas AB	604,312	10,710,146
Holmen AB, Class B	262,754	12,592,919
Svenska Cellulosa AB SCA, Class B(a)	1,431,788	24,983,132

		48,286,197

United Kingdom — 3.9%
Mondi PLC	499,315	11,736,246

Security	Shares	Value

United States — 33.5%
CatchMark Timber Trust Inc., Class A	327,137	$3,062,002
Domtar Corp.	183,108	5,795,368
International Paper Co.	235,961	11,731,981
PotlatchDeltic Corp.	442,198	22,118,744
Rayonier Inc.	747,726	21,968,190
Westrock Co.	275,188	11,978,934
Weyerhaeuser Co.	722,823	24,236,255

		100,891,474

Total Common Stocks — 99.7% (Cost: $266,172,283)		300,591,182

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	728,600	729,037
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	640,000	640,000

		1,369,037

Total Short-Term Investments — 0.5% (Cost: $1,369,090)		1,369,037

Total Investments in Securities — 100.2% (Cost: $267,541,373)		301,960,219

Other Assets, Less Liabilities — (0.2)%		(496,599)

Net Assets — 100.0%		$301,463,620

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,102,473	$—		$(1,375,583	)(a)	$3,092	$(945)	$729,037	728,600	$11,155	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	454,000	186,000	(a)	—		—	—	640,000	640,000	142		—

						$3,092	$(945)	$1,369,037		$11,297		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Timber & Forestry ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	4	03/19/21	$750	$15,042

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$300,591,182	$—	$—	$300,591,182
Money Market Funds	1,369,037	—	—	1,369,037

	$301,960,219	$—	$—	$301,960,219

Derivative financial instruments(a)
Assets
Futures Contracts	$15,042	$—	$—	$15,042

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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